Debt and Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Debt and Borrowings [Abstract]
Schedule of Long Term Debt and Borrowings

The following table presents the Group’s outstanding revolving credit facilities and long-term debt as of December 31, 2025, 2024 and 2023:

		2025		2024	2023

a)	Simple credit line joint and several obligation with BBVA, up to Ps. 1,500,000, with a term of 60 months and monthly interest payment at 28-day TIIE rate published in BANXICO, on non-working days, the TIIE rate could be at 26, 27 or 29 days, plus the applicable margin, such ordinary interest will be calculated by the number of days effectively elapsed over the base of a year 360 days, in addition, in case of default, interest will be paid at the ordinary interest rate multiplied by 2.0pp divided by 360 days and the result will be applied to the unpaid and past-due balances.	Ps.	1,130,000	1,355,000	1,500,000

b)	Two-tranche sustainability bond, with maturities across 4 and 7 years, offered in the Mexican Market through the Bolsa Mexicana de Valores; the first offer of Ps. 500,000 started paying interest at 5.15% plus 0.40% and for the monthly subsequent payments, the rate will be based on the 29-day TIIE rate issued by BANXICO plus 0.40%; the second offer of Ps. 1,000,000 will pay interest semi-annually at a fixed rate of 8.35%, during the sustainability bond term.		995,818	1,493,237	1,488,830

c)	Two-tranche bond, with maturities across 4 and 7 years, offered in the Mexican Market through the Bolsa Mexicana de Valores; the third offer of Ps. 313,974 started paying interest at 12.41% and for the monthly subsequent payments, the rate will be based on the 28-day TIIE rate issued by BANXICO plus 0.90%; the fourth offer of Ps. 500,000 will pay interest semi-annually or every 182 days at a fixed rate of 11.23%, during the bond term.		809,869	808,122	806,361

d)	Simple credit line with HSBC, up to Ps. 950,000, valid until September 13, 2029 and monthly interest payment at the TIIE rate (the 28-day equilibrium interbank interest rate published in BANXICO), plus 1.3 points percentages, such ordinary interest will be calculated by the number of days effectively elapsed over the base of a year 360 days, in addition, in case of default, interest will be paid at the ordinary interest rate multiplied by 2.0pp divided by 360 days and the result will be applied to the unpaid and past-due balances.		712,500	902,500	950,000

e)	On March 10, 2020, Betterware entered into a credit line agreement with HSBC México, S.A., for an amount of Ps. 50,000. BLSM is jointly and severally liable for this credit line. On June 17, 2022, we entered into the fourth amendment agreement by which the available funds under the credit line were increased to Ps. 300,000. The line bears interest at the TIIE rate plus 100 basis points.		300,000	80,000	-

f)	On April 5, 2022, Betterware entered into a credit line with BBVA for up to Ps. 400,000 and as of May 31, 2022, through an amending agreement, the amount was strengthened for up to Ps. 800,000. The line of credit bears interest at the 28-day TIIE rate plus 100 basis points, payable monthly, with a term of 36 months from the date of signing the original contract.		98,000	120,000	300,000

Interest payable		Ps.	61,467	66,084	86,231

Total debt			4,107,654	4,824,943	5,131,422

Less: Current portion			1,024,467	1,156,084	508,731

Long term debt and borrowings		Ps.	3,083,187	3,668,859	4,622,691

Schedule of Cash Flows Arising From Financing Activities

Reconciliation of movements of liabilities to cash flows arising from financing activities

	Long-term debt and borrowings		Interest payable	Derivative financial instruments, net

Balances as of January 31, 2023	Ps.	6,118,256	30,419	15,329
Changes that represent cash flows -
Loans obtained		6,498,994	-	-
Payments		(7,633,715)	(652,313)	-
Bond issuance costs		(8,355)	-	-
Changes that do not represent cash flows:
Interest expense		-	708,125	-
Amortization of bond issuance cost		4,026	-	-
Amortization of bond Syndicated Credit issuance cost		15,538	-	-
Cancellation of issuance cost from extinction of Syndicated Credit		50,447	-	-
Valuation effects of derivative financial instruments		-	-	32,591
Balances as of December 31, 2023		5,045,191	86,231	47,920
Changes that represent cash flows -
Loans obtained		3,027,100	-	-
Payments		(3,319,600)	(603,921)	-
Bond issuance costs		-	-	-
Changes that do not represent cash flows:
Interest expense		-	583,774	-
Amortization of bond issuance cost		6,168	-	-
Valuation effects of derivative financial instruments		-	-	(156,766)
Balances as of December 31, 2024		4,758,859	66,084	(108,846)
Changes that represent cash flows -
Loans obtained		5,540,700	-	-
Payments		(6,257,700)	(502,458)	-
Changes that do not represent cash flows:
Interest expense		-	497,841	-
Amortization of bond issuance cost		4,328	-	-
Valuation effects of derivative financial instruments		-	-	108,846
Balances as of December 31, 2025	Ps.	4,046,187	61,467	-

Schedule of Long-Term Debt and Interest Maturities

The Group’s long-term debt and interest maturities as of December 31, 2025, including non-accrued interest, are as follows:

Year	Amount

2026	Ps.	1,274,942
2027		1,295,710
2028		1,586,985
2029		732,721
2030		-
	Ps.	4,890,358